Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	Dec. 31, 2025
Leasehold Improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Furniture and Fixtures [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Office Equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years